Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 85.4%
Advertising - 0.1%
Omnicom Group, Inc.	345	$24,095
The Interpublic Group of Cos., Inc.	670	20,013
		44,108
Aerospace/Defense - 1.4%
General Dynamics Corp.	390	88,401
Howmet Aerospace, Inc.	636	23,615
L3Harris Technologies, Inc.	325	77,990
Lockheed Martin Corp.	403	166,766
Northrop Grumman Corp.	246	117,809
Raytheon Technologies Corp.	2,539	236,660
Teledyne Technologies, Inc. (a)	79	30,921
The Boeing Co. (a)	949	151,185
TransDigm Group, Inc. (a)	87	54,144
		947,491
Agriculture - 0.7%
Altria Group, Inc.	3,086	135,352
Archer-Daniels-Midland Co.	959	79,376
Philip Morris International, Inc.	2,643	256,768
		471,496
Airlines - 0.2%
Alaska Air Group, Inc. (a)	208	9,221
American Airlines Group, Inc. (a)	1,107	15,177
Delta Air Lines, Inc. (a)	1,094	34,789
Southwest Airlines Co. (a)	1,012	38,577
United Airlines Holdings, Inc. (a)	553	20,323
		118,087
Apparel - 0.4%
NIKE, Inc. - Class B	2,167	249,032
PVH Corp.	111	6,873
Ralph Lauren Corp.	78	7,693
Tapestry, Inc.	423	14,225
VF Corp.	547	24,440
		302,263
Auto Manufacturers - 2.3%
Cummins, Inc.	239	52,893
Ford Motor Co.	6,741	99,025
General Motors Co. (a)	2,487	90,179
PACCAR, Inc.	592	54,180
Tesla Motors, Inc. (a)	1,427	1,272,099
		1,568,376
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	460	48,249
BorgWarner, Inc.	404	15,538
		63,787
Banks - 4.0%
Bank of America Corp.	12,110	409,439
Citigroup, Inc.	3,317	172,152
Citizens Financial Group, Inc.	833	31,629
Comerica, Inc.	223	17,343
Fifth Third Bancorp	1,170	39,920
First Republic Bank	305	49,627
Huntington Bancshares, Inc.	2,457	32,653
JPMorgan Chase & Co.	4,999	576,685
KeyCorp.	1,592	29,134
M&T Bank Corp.	305	54,122
Morgan Stanley	2,389	201,393
Northern Trust Corp.	349	34,823
Regions Financial Corp.	1,595	33,782
Signature Bank	104	19,299
State Street Corp.	622	44,187
SVB Financial Group (a)	98	39,548
The Bank of New York Mellon Corp.	1,265	54,977
The Goldman Sachs Group, Inc.	586	195,366
The PNC Financial Services Group, Inc.	701	116,324
Truist Financial Corp.	2,270	114,567
US Bancorp	2,309	108,985
Wells Fargo & Co.	6,468	283,751
Zions Bancorp	254	13,856
		2,673,562
Beverages - 1.6%
Brown-Forman Corp. - Class B	310	23,008
Constellation Brands, Inc. - Class A	272	66,996
Keurig Dr Pepper, Inc.	1,257	48,696
Molson Coors Brewing Co. - Class B	318	19,001
Monster Beverage Corp. (a)	636	63,358
PepsiCo, Inc.	2,356	412,206
The Coca-Cola Co.	6,640	426,089
		1,059,354
Biotechnology - 1.3%
Amgen, Inc.	908	224,703
Biogen, Inc. (a)	247	53,120
Bio-Rad Laboratories, Inc. - Class A (a)	37	20,840
Corteva, Inc.	1,235	71,074
Gilead Sciences, Inc.	2,137	127,686
Illumina, Inc. (a)	263	56,987
Incyte Corp. (a)	318	24,702
Moderna, Inc. (a)	590	96,813
Regeneron Pharmaceuticals, Inc. (a)	181	105,286
Vertex Pharmaceuticals, Inc. (a)	436	122,259
		903,470
Building Materials - 0.4%
Carrier Global Corp.	1,448	58,687
Fortune Brands Home & Security, Inc.	223	15,539
Johnson Controls International PLC	1,185	63,883
Martin Marietta Materials, Inc.	106	37,320
Masco Corp.	399	22,097
Mohawk Industries, Inc. (a)	86	11,049
Vulcan Materials Co.	226	37,365
		245,940
Chemicals - 1.4%
Air Products & Chemicals, Inc.	377	93,583
Albemarle Corp.	195	47,640
Celanese Corp.	181	21,269
CF Industries Holdings, Inc.	350	33,421
Dow, Inc.	1,242	66,087
DuPont de Nemours, Inc.	868	53,148
Eastman Chemical Co.	220	21,104
Ecolab, Inc.	418	69,041
FMC Corp.	208	23,109
International Flavors & Fragrances, Inc.	435	53,962
Linde PLC	857	258,814
LyondellBasell Industries NV	441	39,302
Mosaic Co.	614	32,333
PPG Industries, Inc.	399	51,587
The Sherwin-Williams Co.	404	97,744
		962,144
Commercial Services - 1.6%
Automatic Data Processing, Inc.	711	171,436
Cintas Corp.	148	62,973
Equifax, Inc.	203	42,409
FleetCor Technologies, Inc. (a)	132	29,052
Gartner, Inc. (a)	137	36,371
Global Payments, Inc.	476	58,224
MarketAxess Holdings, Inc.	64	17,330
Moody's Corp.	273	84,698
Nielsen Holdings PLC	611	14,633
PayPal Holdings, Inc. (a)	1,975	170,897
Quanta Services, Inc.	243	33,711
Robert Half International, Inc.	184	14,562
Rollins, Inc.	384	14,811
S&P Global, Inc.	591	222,766
United Rentals, Inc. (a)	122	39,366
Verisk Analytics, Inc.	265	50,416
		1,063,655
Computers - 7.7%
Accenture PLC - Class A	1,082	331,373
Apple, Inc.	26,169	4,252,724
Cognizant Technology Solutions Corp.	888	60,348
DXC Technology Co. (a)	412	13,019
EPAM Systems, Inc. (a)	95	33,179
Fortinet, Inc. (a)	1,130	67,405
Hewlett Packard Enterprise Co.	2,215	31,542
HP, Inc.	1,792	59,835
International Business Machines Corp.	1,534	200,632
Leidos Holdings, Inc.	232	24,824
NetApp, Inc.	378	26,963
Seagate Technology Holdings PLC	333	26,633
Western Digital Corp. (a)	532	26,121
		5,154,598
Cosmetics/Personal Care - 1.2%
Colgate-Palmolive Co.	1,425	112,205
The Estee Lauder Cos., Inc.	392	107,055
The Procter & Gamble Co.	4,084	567,308
		786,568
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	365	46,756
Fastenal Co.	979	50,281
LKQ Corp.	443	24,294
Pool Corp.	68	24,324
W.W. Grainger, Inc.	73	39,678
		185,333
Diversified Financial Services - 3.6%
American Express Co.	1,039	160,027
Ameriprise Financial, Inc.	187	50,475
BlackRock, Inc.	241	161,272
Capital One Financial Corp.	669	73,476
Cboe Global Markets, Inc.	178	21,962
CME Group, Inc.	610	121,683
Discover Financial Services	475	47,975
Franklin Resources, Inc.	474	13,011
Intercontinental Exchange, Inc.	952	97,095
Invesco Ltd.	568	10,076
MasterCard, Inc. - Class A	1,464	517,949
Nasdaq, Inc.	192	34,733
Raymond James Financial, Inc.	328	32,298
Synchrony Financial	850	28,458
T Rowe Price Group, Inc.	386	47,659
The Charles Schwab Corp.	2,571	177,528
Visa, Inc. - Class A	2,801	594,120
		2,189,797

Electric - 2.5%
Alliant Energy Corp.	422	25,713
Ameren Corp.	440	40,973
American Electric Power Co., Inc.	876	86,339
CenterPoint Energy, Inc.	1,069	33,877
CMS Energy Corp.	489	33,609
Consolidated Edison, Inc.	602	59,761
Constellation Energy Corp.	553	36,553
Dominion Energy, Inc.	1,384	113,460
DTE Energy Co.	327	42,608
Duke Energy Corp.	1,313	144,338
Edison International	651	44,118
Entergy Corp.	342	39,374
Evergy, Inc.	389	26,553
Eversource Energy	588	51,873
Exelon Corp.	1,673	77,778
FirstEnergy Corp.	971	39,908
NextEra Energy, Inc.	3,352	283,211
NRG Energy, Inc.	401	15,138
Pinnacle West Capital Corp.	188	13,812
PPL Corp.	1,254	36,466
Public Service Enterprise Group, Inc.	847	55,623
Sempra Energy	534	88,537
The AES Corp.	1,135	25,220
The Southern Co.	1,814	139,478
WEC Energy Group, Inc.	535	55,538
Xcel Energy, Inc.	924	67,618
		1,677,476
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	391	48,288
Emerson Electric Co.	1,014	91,331
Generac Holdings, Inc. (a)	105	28,172
		167,791
Electronics - 1.0%
Agilent Technologies, Inc.	512	68,659
Allegion PLC	149	15,749
Amphenol Corp.	1,019	78,596
Fortive Corp.	609	39,250
Garmin Ltd.	256	24,991
Honeywell International, Inc.	1,162	223,639
Keysight Technologies, Inc. (a)	309	50,243
Mettler-Toledo International, Inc. (a)	39	52,639
TE Connectivity Ltd.	546	73,017
Trimble, Inc. (a)	421	29,230
		656,013
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	229	65,077
SolarEdge Technologies, Inc. (a)	92	33,132
		98,209
Engineering & Construction - 0.0% (b)
Jacobs Engineering Group, Inc.	219	30,069

Entertainment - 0.1%
Caesars Entertainment, Inc. (a)	366	16,722
Live Nation Entertainment, Inc. (a)	232	21,806
Penn National Gaming, Inc. (a)	273	9,432
		47,960
Environmental Control - 0.2%
Pentair PLC	276	13,494
Republic Services, Inc.	350	48,531
Waste Management, Inc.	652	107,293
		169,318
Food - 1.0%
Campbell Soup Co.	340	16,779
Conagra Brands, Inc.	817	27,950
General Mills, Inc.	1,027	76,809
Hormel Foods Corp.	479	23,634
Kellogg Co.	433	32,007
Lamb Weston Holdings, Inc.	244	19,437
McCormick & Co., Inc.	421	36,774
Mondelez International, Inc.	2,358	151,006
Sysco Corp.	870	73,863
The Hershey Co.	246	56,078
The JM Smucker Co.	181	23,950
The Kraft Heinz Co.	1,207	44,454
The Kroger Co.	1,117	51,874
Tyson Foods, Inc. - Class A	492	43,301
		677,916
Forest Products & Paper - 0.0%
International Paper Co.	628	26,860

Gas - 0.1%
Atmos Energy Corp.	235	28,527
NiSource, Inc.	689	20,945
		49,472
Hand/Machine Tools - 0.1%
Snap-On, Inc.	89	19,940
Stanley Black & Decker, Inc.	254	24,722
		44,662
Healthcare-Products - 3.4%
Abbott Laboratories	2,987	325,105
ABIOMED, Inc. (a)	77	22,562
Align Technology, Inc. (a)	125	35,121
Baxter International, Inc.	854	50,096
Bio-Techne Corp.	67	25,814
Boston Scientific Corp. (a)	2,436	99,998
Danaher Corp.	1,103	321,491
DENTSPLY SIRONA, Inc.	367	13,271
Edwards Lifesciences Corp. (a)	1,057	106,271
Henry Schein, Inc. (a)	234	18,446
Hologic, Inc. (a)	420	29,980
IDEXX Laboratories, Inc. (a)	144	57,482
Intuitive Surgical, Inc. (a)	610	140,404
Medtronic PLC	2,286	211,501
PerkinElmer, Inc.	216	33,085
ResMed, Inc.	247	59,408
STERIS PLC	168	37,909
Stryker Corp.	568	121,978
Teleflex, Inc.	79	18,996
The Cooper Cos., Inc.	83	27,141
Thermo Fisher Scientific, Inc.	667	399,139
Waters Corp. (a)	103	37,495
West Pharmaceutical Services, Inc.	126	43,288
Zimmer Biomet Holdings, Inc.	351	38,747
		2,274,728
Healthcare-Services - 2.4%
Catalent, Inc. (a)	304	34,383
Centene Corp. (a)	993	92,319
Charles River Laboratories International, Inc. (a)	85	21,296
DaVita, Inc. (a)	100	8,416
Elevance Health, Inc.	410	195,611
HCA Healthcare, Inc.	386	81,994
Humana, Inc.	216	104,112
IQVIA Holdings, Inc. (a)	320	76,886
Laboratory Corp. of American Holdings	157	41,164
Molina Healthcare, Inc. (a)	98	32,117
Quest Diagnostics, Inc.	195	26,631
UnitedHealth Group, Inc.	1,597	866,117
Universal Health Services, Inc. - Class B	111	12,484
		1,593,530
Home Builders - 0.2%
DR Horton, Inc.	543	42,370
Lennar Corp. - Class A	441	37,485
NVR, Inc. (a)	5	21,965
PulteGroup, Inc.	401	17,492
		119,312
Home Furnishings - 0.0% (b)
Whirlpool Corp.	94	16,250

Household Products/Wares - 0.2%
Avery Dennison Corp.	139	26,474
Church & Dwight Co., Inc.	409	35,980
Kimberly-Clark Corp.	576	75,911
The Clorox Co.	204	28,935
		167,300
Housewares - 0.0% (b)
Newell Brands, Inc.	624	12,611

Insurance - 3.2%
Aflac, Inc.	1,012	57,988
American International Group, Inc.	1,348	69,786
Aon PLC	363	105,648
Arthur J Gallagher & Co.	358	64,078
Assurant, Inc.	90	15,820
Berkshire Hathaway, Inc. - Class B (a)	3,079	925,547
Brown & Brown, Inc.	396	25,780
Chubb Ltd.	723	136,387
Cincinnati Financial Corp.	251	24,432
Everest Re Group Ltd.	67	17,510
Globe Life, Inc.	154	15,512
Lincoln National Corp.	270	13,862
Loews Corp.	328	19,106
Marsh & McLennan Cos., Inc.	851	139,530
MetLife, Inc.	1,178	74,508
Principal Financial Group, Inc.	397	26,575
Prudential Financial, Inc.	634	63,394
The Allstate Corp.	466	54,508
The Hartford Financial Services Group, Inc.	556	35,845
The Progressive Corp.	993	114,255
The Travelers Cos., Inc.	405	64,274
W R Berkley Corp.	351	21,948
Willis Towers Watson PLC	186	38,491
		2,124,784
Internet - 8.2%
Alphabet, Inc. - Class A (a)	10,238	1,190,884
Alphabet, Inc. - Class C (a)	9,387	1,094,900
Amazon.com, Inc. (a)	14,892	2,009,675
Booking Holdings, Inc. (a)	69	133,563
CDW Corp.	229	41,570
eBay, Inc.	954	46,393
Etsy, Inc. (a)	217	22,507
Expedia Group, Inc. (a)	255	27,043
F5, Inc. (a)	100	16,736
Match Group, Inc. (a)	482	35,335
Meta Platforms, Inc. - Class A (a)	3,904	621,126
Netflix, Inc. (a)	755	169,800
NortonLifeLock, Inc.	988	24,236
Twitter, Inc. (a)	1,302	54,176
VeriSign, Inc. (a)	161	30,455
		5,518,399
Iron/Steel - 0.1%
Nucor Corp.	452	61,382

Leisure Time - 0.0% (b)
Carnival Corp. (a)	1,385	12,548
Norwegian Cruise Line Holdings Ltd. (a)	709	8,614
Royal Caribbean Cruises Ltd. (a)	381	14,749
		35,911
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	471	60,321
Las Vegas Sands Corp. (a)	586	22,086
Marriott International, Inc.	466	74,010
MGM Resorts International	601	19,671
Wynn Resorts Ltd. (a)	177	11,236
		187,324
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	907	179,813

Machinery-Diversified - 0.7%
Deere & Co.	473	162,324
Dover Corp.	243	32,484
IDEX Corp.	124	25,885
Ingersoll Rand, Inc.	689	34,312
Nordson Corp.	90	20,789
Otis Worldwide Corp.	722	56,439
Rockwell Automation, Inc.	198	50,546
Westinghouse Air Brake Technologies Corp.	310	28,976
Xylem, Inc.	306	28,161
		439,916
Media - 1.3%
Charter Communications, Inc. - Class A (a)	197	85,124
Comcast Corp. - Class A	7,609	285,490
DISH Network Corp. - Class A (a)	422	7,330
FactSet Research Systems, Inc.	64	27,499
Fox Corp. - Class A	530	17,548
Fox Corp. - Class B	244	7,540
News Corp. - Class A	662	11,347
News Corp. - Class B	200	3,456
Paramount Global - Class B	1,036	24,501
Walt Disney Co. (a)	3,110	329,971
Warner Bros Discovery, Inc. (a)	3,770	56,550
		856,356
Mining - 0.2%
Freeport-McMoRan, Inc.	2,473	78,023
Newmont Goldcorp Corp.	1,350	61,128
		139,151
Miscellaneous Manufacturing - 0.9%
3M Co.	969	138,800
A O Smith Corp.	222	14,046
Eaton Corp. PLC	678	100,608
General Electric Co.	1,879	138,877
Illinois Tool Works, Inc.	479	99,517
Parker-Hannifin Corp.	219	63,311
Textron, Inc.	367	24,090
Trane Technologies PLC	396	58,208
		637,457

Office/Business Equipment - 0.0% (b)
Zebra Technologies Corp. (a)	88	31,477

Oil & Gas - 3.3%
APA Corp.	578	21,484
Chevron Corp.	3,344	547,681
ConocoPhillips	2,205	214,833
Coterra Energy, Inc.	1,376	42,092
Devon Energy Corp.	1,045	65,678
Diamondback Energy, Inc.	278	35,590
EOG Resources, Inc.	994	110,553
Exxon Mobil Corp.	7,170	694,988
Hess Corp.	469	52,748
Marathon Oil Corp.	1,203	29,834
Marathon Petroleum Corp.	918	84,144
Occidental Petroleum Corp.	1,520	99,940
Phillips 66	819	72,891
Pioneer Natural Resources Co.	382	90,515
Valero Energy Corp.	692	76,653
		2,239,624
Oil&Gas Services - 0.3%
Baker Hughes Co.	1,596	41,001
Halliburton Co.	1,538	45,064
Schlumberger Ltd.	2,411	89,279
		175,344
Packaging & Containers - 0.2%
Amcor PLC	2,563	33,191
Ball Corp.	542	39,794
Packaging Corp. of America	159	22,357
Sealed Air Corp.	246	15,035
Westrock Co.	435	18,427
		128,804
Pharmaceuticals - 5.4%
AbbVie, Inc.	3,012	432,252
AmerisourceBergen Corp.	254	37,066
Becton Dickinson and Co.	482	117,757
Bristol-Myers Squibb Co.	3,633	268,043
Cardinal Health, Inc.	462	27,517
Cigna Corp.	538	148,144
CVS Health Corp.	2,239	214,228
DexCom, Inc. (a)	668	54,829
Eli Lilly & Co.	1,342	442,444
Johnson & Johnson	4,479	781,675
McKesson Corp.	245	83,687
Merck & Co., Inc.	4,304	384,519
Organon & Co.	433	13,735
Pfizer, Inc.	9,550	482,370
Viatris, Inc.	2,066	20,020
Zoetis, Inc.	803	146,588
		3,654,874
Pipelines - 0.3%
Kinder Morgan, Inc.	3,329	59,889
ONEOK, Inc.	759	45,342
The Williams Cos., Inc.	2,074	70,703
		175,934
Real Estate - 0.1%
CBRE Group, Inc. (a)	553	47,348

Retail - 4.5%
Advance Auto Parts, Inc.	101	19,556
AutoZone, Inc. (a)	34	72,671
Bath & Body Works, Inc.	403	14,323
Best Buy Co., Inc.	340	26,177
CarMax, Inc. (a)	269	26,776
Chipotle Mexican Grill, Inc. (a)	48	75,083
Costco Wholesale Corp.	754	408,140
Darden Restaurants, Inc.	206	25,645
Dollar General Corp.	388	96,391
Dollar Tree, Inc. (a)	382	63,167
Domino's Pizza, Inc.	61	23,919
Genuine Parts Co.	239	36,536
Lowe's Cos., Inc.	1,125	215,471
McDonald's Corp.	1,260	331,846
O'Reilly Automotive, Inc. (a)	108	75,988
Ross Stores, Inc.	598	48,593
Starbucks Corp.	1,958	165,999
Target Corp.	783	127,927
The Home Depot, Inc.	1,762	530,256
The TJX Cos., Inc.	2,000	122,320
Tractor Supply Co.	187	35,807
Ulta Beauty, Inc. (a)	88	34,224
Walgreens Boots Alliance, Inc.	1,225	48,534
Walmart, Inc.	2,396	316,392
Yum! Brands, Inc.	482	59,064
		3,000,805
Semiconductors - 4.7%
Advanced Micro Devices, Inc. (a)	2,765	261,210
Analog Devices, Inc.	891	153,216
Applied Materials, Inc.	1,502	159,182
Broadcom, Inc.	695	372,159
Intel Corp.	6,959	252,681
KLA Corp.	254	97,419
Lam Research Corp.	235	117,620
Microchip Technology, Inc.	948	65,279
Micron Technology, Inc.	1,904	117,781
Monolithic Power Systems, Inc.	75	34,854
NVIDIA Corp.	4,262	774,107
NXP Semiconductors NV	447	82,194
ON Semiconductor Corp. (a)	740	49,417
Qorvo, Inc. (a)	181	18,837
QUALCOMM, Inc.	1,909	276,920
Skyworks Solutions, Inc.	269	29,289
Teradyne, Inc.	268	27,039
Texas Instruments, Inc.	1,569	280,678
		3,169,882
Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	68	14,745

Software - 8.8%
Activision Blizzard, Inc.	1,332	106,493
Adobe, Inc. (a)	806	330,557
Akamai Technologies, Inc. (a)	268	25,787
ANSYS, Inc. (a)	148	41,291
Autodesk, Inc. (a)	370	80,038
Broadridge Financial Solutions, Inc.	195	31,307
Cadence Design System, Inc. (a)	467	86,899
Ceridian HCM Holding, Inc. (a)	233	12,761
Citrix Systems, Inc.	206	20,890
Electronic Arts, Inc.	476	62,466
Fidelity National Information Services, Inc.	1,040	106,246
Fiserv, Inc. (a)	988	104,412
Intuit, Inc.	481	219,418
Jack Henry & Associates, Inc.	124	25,763
Microsoft Corp.	12,729	3,573,539
MSCI, Inc.	138	66,425
Oracle Corp.	2,687	209,156
Paychex, Inc.	545	69,913
Paycom Software, Inc. (a)	81	26,770
PTC, Inc. (a)	176	21,715
Roper Technologies, Inc.	177	77,291
salesforce.com, Inc. (a)	1,693	311,546
ServiceNow, Inc. (a)	341	152,311
Synopsys, Inc. (a)	257	94,448
Take-Two Interactive Software, Inc. (a)	265	35,173
Tyler Technologies, Inc. (a)	71	28,329
		5,920,944
Telecommunications - 1.8%
Arista Networks, Inc. (a)	382	44,553
AT&T, Inc.	12,223	229,548
Cisco Systems, Inc.	7,092	321,764
Corning, Inc.	1,298	47,715
Juniper Networks, Inc.	547	15,332
Lumen Technologies, Inc.	1,588	17,293
Motorola Solutions, Inc.	285	67,998
T-Mobile US, Inc. (a)	1,000	143,060
Verizon Communications, Inc.	7,170	331,182
		1,218,445
Toys/Games/Hobbies - 0.0% (b)
Hasbro, Inc.	223	17,555

Transportation - 1.4%
CH Robinson Worldwide, Inc.	217	24,022
CSX Corp.	3,710	119,944
Expeditors International of Washington, Inc.	280	29,750
FedEx Corp.	403	93,935
JB Hunt Trasport Services, Inc.	143	26,208
Norfolk Southern Corp.	403	101,221
Old Dominion Freight Line, Inc.	156	47,348
Union Pacific Corp.	1,067	242,529
United Parcel Service, Inc. - Class B	1,252	244,002
		928,959
Water - 0.1%
American Water Works Co., Inc.	308	47,875
TOTAL COMMON STOCKS (Cost $60,648,511)		57,522,614

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.5%
Alexandria Real Estate Equities, Inc.	250	41,445
American Tower Corp.	794	215,039
AvalonBay Communities, Inc.	237	50,704
Boston Properties, Inc.	241	21,970
Camden Property Trust	178	25,116
Crown Castle International Corp.	738	133,327
Digital Realty Trust, Inc.	481	63,708
Duke Realty Corp.	656	41,039
Equinix, Inc.	154	108,376
Equity Residential	584	45,780
Essex Property Trust, Inc.	108	30,945
Extra Space Storage, Inc.	228	43,211
Federal Realty OP LP	117	12,356
Healthpeak Properties, Inc.	916	25,309
Host Hotels & Resorts, Inc.	1,214	21,621
Iron Mountain, Inc.	490	23,760
Kimco Realty Corp.	1,051	23,238
Mid-America Apartment Communities, Inc.	192	35,660
Prologis, Inc.	1,261	167,158
Public Storage	257	83,887
Realty Income Corp.	1,026	75,914
Regency Centers Corp.	260	16,752
SBA Communications Corp.	180	60,442
Simon Property Group, Inc.	555	60,295
UDR, Inc.	511	24,732
Ventas, Inc.	679	36,517
VICI Properties, Inc.	1,639	56,038
Vornado Realty Trust	266	8,084
Welltower, Inc.	770	66,482
Weyerhaeuser Co.	1,267	46,017
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,720,251)		1,664,922

SHORT-TERM INVESTMENTS - 10.0%	Principal Amount
Money Market Deposit Accounts - 5.6%
U.S. Bank Money Market Deposit Account 1.600% (c)	$3,813,075	3,813,075
U.S. Government Notes/Bonds - 2.2%
United States Treasury Note/Bond 1.500%, 02/29/2024	1,500,000	1,466,777
U.S. Treasury Bills - 2.2%
United States Treasury Bill 0.00%, 02/23/2023	1,500,000	1,476,932
TOTAL SHORT-TERM INVESTMENTS (Cost $6,786,651)		6,756,784

Total Investments (Cost $69,155,413) - 98.0%		65,944,320
Other Assets in Excess of Liabilities - 2.0%		1,364,499
TOTAL NET ASSETS - 100.0%		$67,308,819

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts July 31, 2022 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
209	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	$3,430,213	$95,415
209	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	3,270,850	(100,948)
209	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	3,155,900	(241,673)
					$(247,206)

(a) Exchange traded.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 57,522,614	$ -	$ -	$ -	$ 57,522,614
Real Estate Investment Trusts	1,664,922	$ -	$ -	$ -	$ 1,664,922
Short-Term Investments	3,813,075	2,943,709	-	-	6,756,784
Total Investments in Securities	$ 63,000,611	$ 2,943,709	$ -	$ -	$ 65,944,320

Other Financial Instruments (a)
Futures Contracts	$ (247,206)	$ -	$ -	$ -	$ (247,206)
^ See the Schedules of Investments for industry breakouts.

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.